VictoryShares Corporate Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
VictoryShares Corporate Bond ETF | VictoryShares Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.90%	2.83%	9.33%	(16.76%)